Basic and diluted net (loss) income per share - Summary of Weighted Average of Common Shares Equivalents (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per common share	359,424,310	359,424,310
Share-based awards for NeoTasks acquisition [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per common share	8,319,608	17,277,298
Share-based awards granted to CEO and Chairman [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per common share	29,678,483	36,679,507
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per common share	18,488,604	19,805,981
Restricted shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per common share	54,045,124	38,138,860
Restricted share units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per common share	2,625,039
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per common share	12,609,970